EMPLOYEE RETENTION CREDIT (ERC)	9 Months Ended
Sep. 30, 2025
EMPLOYEE RETENTION CREDIT (ERC)
EMPLOYEE RETENTION CREDIT (ERC)

NOTE 13: EMPLOYEE RETENTION CREDIT (ERC)

During the three and nine months ended September 30, 2025, the Company received approval from the Internal Revenue Service for ERC claims of approximately $365,000 and $645,000. The Company recognized $224,000 and $536,000 net of service fees, within other income (expense), net for the three and nine months ended September 30, 2025, respectively. No ERC credits were received or recognized in the comparable three and nine months ended September 30, 2024.